Loans - Impaired Loans Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	¥ 1,110,211	¥ 1,113,550
Nonaccrual loans without an allowance	89,602	110,731
Total nonaccrual loans	1,199,813	1,224,281
Interest income recognized	9,380	19,110
Domestic
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	1,011,319	996,250
Nonaccrual loans without an allowance	81,970	84,035
Total nonaccrual loans	1,093,289	1,080,285
Interest income recognized	8,537	16,688
Domestic | Retail | Housing loan
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	31,588	37,006
Nonaccrual loans without an allowance	23,407	25,563
Total nonaccrual loans	54,995	62,569
Interest income recognized	477	1,073
Domestic | Retail | Other
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	40,762	37,884
Nonaccrual loans without an allowance	22,639	21,016
Total nonaccrual loans	63,401	58,900
Interest income recognized	406	806
Domestic | Large companies | Corporate
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	815,107	800,329
Nonaccrual loans without an allowance	19,018	16,087
Total nonaccrual loans	834,125	816,416
Interest income recognized	6,787	13,050
Domestic | Small and medium sized companies | Corporate
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	123,862	121,031
Nonaccrual loans without an allowance	16,906	21,369
Total nonaccrual loans	140,768	142,400
Interest income recognized	867	1,759
Foreign
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	98,892	117,300
Nonaccrual loans without an allowance	7,632	26,696
Total nonaccrual loans	106,524	143,996
Interest income recognized	¥ 843	¥ 2,422